Schedule of Investments (unaudited)	iShares® Floating Rate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Corporate Bonds & Notes

Agriculture — 0.3%
BAT Capital Corp., 1.04%, 08/15/22 (Call 07/15/22),
(3 mo. LIBOR US + 0.880%)(a)	$18,998	$19,034,096

Auto Manufacturers — 4.7%
American Honda Finance Corp.
0.31%, 02/22/23, (3 mo. LIBOR US + 0.150%)(a)(b)	6,325	6,321,901
0.52%, 05/10/23, (3 mo. LIBOR US + 0.370%)(a)(b)	14,141	14,165,605
0.52%, 01/12/24, (3 mo. LIBOR US + 0.280%)(a)(b)	11,577	11,579,894
0.61%, 09/08/23, (3 mo. LIBOR US + 0.420%)(a)	9,868	9,900,071
0.63%, 11/16/22, (3 mo. LIBOR US + 0.470%)(a)(b)	5,363	5,375,013
0.76%, 06/27/22, (3 mo. LIBOR US + 0.540%)(a)	5,000	5,007,700
BMW Finance NV, 0.94%, 08/12/22,
(3 mo. LIBOR US + 0.790%)(a)(b)(c)	17,907	17,968,063
BMW U.S. Capital LLC
0.04%, 08/12/24, (SOFR + 0.380%)(a)(c)	20,882	20,901,211
0.58%, 04/01/24, (SOFR + 0.530%)(a)(b)(c)	16,767	16,852,344
0.77%, 04/14/22, (3 mo. LIBOR US + 0.530%)(a)(b)(c)	2,270	2,271,930
Daimler Finance North America LLC, 0.99%, 05/04/23,
(3 mo. LIBOR US + 0.840%)(a)(b)(c)	6,999	7,044,564
Daimler Trucks Finance North America LLC
0.65%, 12/14/23(a)(c)	1,550	1,551,519
0.80%, 12/13/24, (SOFR + 0.750%)(a)(b)(c)	450	450,468
General Motors Financial Co. Inc.
0.66%, 10/15/24, (SOFR + 0.620%)(a)	9,196	9,178,160
0.81%, 03/08/24, (SOFR + 0.760%)(a)	20,728	20,763,652
1.20%, 01/05/23, (3 mo. LIBOR US + 0.990%)(a)(b)	9,813	9,847,247
1.25%, 11/17/23, (SOFR + 1.200%)(a)(b)	21,120	21,359,712
1.53%, 06/30/22, (3 mo. LIBOR US + 1.310%)(a)	17,677	17,739,577
Nissan Motor Acceptance Corp.
0.83%, 03/08/24, (3 mo. LIBOR US + 0.640%)(a)(b)(c)	8,895	8,885,660
0.89%, 07/13/22, (3 mo. LIBOR US + 0.650%)(a)(c)	5,890	5,890,648
0.91%, 09/28/22, (3 mo. LIBOR US + 0.690%)(a)(c)	9,579	9,576,414
Toyota Motor Credit Corp.
0.04%, 09/13/24, (SOFR + 0.290%)(a)(b)	20,565	20,504,539
0.31%, 06/18/24, (SOFR + 0.260%)(a)(b)	31,286	31,194,645
0.37%, 04/06/23, (SOFR + 0.320%)(a)	16,340	16,341,797
0.37%, 01/13/25	26,000	25,969,580
0.38%, 10/14/22, (SOFR + 0.340%)(a)	2,997	2,997,869
0.38%, 01/11/24, (SOFR + 0.330%)(a)(b)	13,649	13,637,535
0.56%, 05/17/22, (3 mo. LIBOR US + 0.400%)(a)(b)	9,978	9,986,182
0.67%, 09/08/22, (3 mo. LIBOR US + 0.480%)(a)	15,695	15,725,291
		358,988,791
Banks — 50.1%
ASB Bank Ltd., 1.17%, 06/14/23,
(3 mo. LIBOR US + 0.970%)(a)(b)(c)	6,750	6,819,053
Australia & New Zealand Banking Group Ltd.
0.65%, 11/21/22, (3 mo. LIBOR US + 0.490%)(a)(b)(c)	15,730	15,772,628
0.87%, 05/19/22, (3 mo. LIBOR US + 0.710%)(a)(b)(c)	9,819	9,836,969
Banco Santander SA
1.25%, 02/23/23, (3 mo. LIBOR US + 1.090%)(a)(b)	12,120	12,216,839
1.36%, 04/12/23, (3 mo. LIBOR US + 1.120%)(a)	14,480	14,614,664
1.80%, 04/11/22, (3 mo. LIBOR US + 1.560%)(a)(b)	13,024	13,056,876
Bank of America Corp.
0.74%, 04/22/25 (Call 04/22/24), (SOFR + 0.690%)(a)	19,175	19,269,724
0.77%, 10/24/24 (Call 10/24/23), (SOFR + 0.730%)(a)	23,746	23,913,647
0.91%, 03/05/24 (Call 03/05/23),
(3 mo. LIBOR US + 0.790%)(a)	44,427	44,638,473

	Par
Security	(000)	Value

Banks (continued)
0.91%, 02/05/26 (Call 02/05/25),
(3 mo. LIBOR US + 0.770%)(a)(b)	$31,573	$31,882,415
1.22%, 07/23/24 (Call 07/23/23),
(3 mo. LIBOR US + 0.960%)(a)(b)	15,980	16,116,309
1.26%, 04/24/23 (Call 04/24/22),
(3 mo. LIBOR US + 1.000%)(a)(b)	43,976	44,050,319
Bank of Montreal
0.32%, 04/14/23, (SOFR + 0.270%)(a)	5,224	5,218,776
0.32%, 09/15/23, (SOFR + 0.265%)(a)(b)	18,410	18,385,146
0.37%, 07/09/24, (SOFR + 0.320%)(a)(b)	15,325	15,290,365
0.40%, 12/08/23, (SOFR + 0.350%)(a)	12,383	12,363,930
0.51%, 01/10/25	15,341	15,352,046
0.67%, 09/15/26, (SOFR + 0.620%)(a)(b)	31,111	31,058,422
0.73%, 03/10/23, (SOFR + 0.680%)(a)(b)	44,955	45,140,215
0.79%, 03/26/22, (3 mo. LIBOR US + 0.570%)(a)	5,010	5,013,507
0.83%, 09/11/22, (3 mo. LIBOR US + 0.630%)(a)(b)	7,574	7,595,434
Bank of New York Mellon Corp. (The)
0.30%, 04/26/24 (Call 03/26/24), (SOFR + 0.260%)(a)(b)	8,299	8,297,340
1.35%, 10/30/23 (Call 10/30/22),
(3 mo. LIBOR US + 1.050%)(a)	19,303	19,432,716
Series J, 0.25%, 10/25/24 (Call 09/25/24),
(SOFR + 0.200%)(a)	22,275	22,229,336
Bank of New Zealand, 1.00%, 01/27/27(c)	250	250,615
Bank of Nova Scotia (The)
0.31%, 09/15/23, (SOFR + 0.260%)(a)(b)	23,465	23,426,517
0.33%, 06/23/23 (Call 06/23/22), (SOFR + 0.280%)(a)(b)	23,691	23,672,995
0.43%, 07/31/24, (SOFR + 0.380%)(a)(b)	16,237	16,208,098
0.60%, 09/15/23, (SOFR + 0.550%)(a)	41,285	41,405,965
0.60%, 03/02/26, (SOFR + 0.545%)(a)(b)	18,695	18,634,802
0.66%, 09/15/26, (SOFR + 0.610%)(a)	7,460	7,444,036
0.83%, 03/07/22, (3 mo. LIBOR US + 0.640%)(a)(b)	5,336	5,338,881
0.83%, 09/19/22, (3 mo. LIBOR US + 0.620%)(a)(b)	12,331	12,367,500
Series FRN, 0.50%, 04/15/24, (SOFR + 0.445%)(a)	23,970	23,992,771
Bank of Nova Scotia/The, 0.51%, 01/10/25	5,295	5,292,670
Banque Federative du Credit Mutuel SA
0.46%, 02/04/25, (SOFR + 0.410%)(a)(b)(c)	16,213	16,177,656
0.98%, 07/20/22, (3 mo. LIBOR US + 0.730%)(a)(b)(c)	6,075	6,091,220
1.21%, 07/20/23, (3 mo. LIBOR US + 0.960%)(a)(b)(c)	9,305	9,402,237
Barclays PLC
1.54%, 05/16/24 (Call 05/16/23),
(3 mo. LIBOR US + 1.380%)(a)(b)	37,432	37,908,135
1.59%, 02/15/23 (Call 02/15/22),
(3 mo. LIBOR US + 1.430%)(a)(b)	23,240	23,250,226
BNG Bank NV, 0.27%, 03/11/22,
(3 mo. LIBOR US + 0.070%)(a)(c)	13,030	13,032,085
BPCE SA
0.62%, 01/14/25(c)	10,520	10,527,785
1.05%, 05/31/22, (3 mo. LIBOR US + 0.880%)(a)	20,782	20,827,513
1.38%, 05/22/22, (3 mo. LIBOR US + 1.220%)(a)(c)	15,190	15,236,481
1.44%, 09/12/23, (3 mo. LIBOR US + 1.240%)(a)(b)(c)	15,176	15,387,402
Canadian Imperial Bank of Commerce
0.38%, 06/22/23, (SOFR + 0.340%)(a)(b)	22,805	22,792,457
0.44%, 12/14/23, (SOFR + 0.400%)(a)(b)	19,200	19,181,568
0.47%, 10/18/24, (SOFR + 0.420%)(a)(b)	26,350	26,306,522
0.85%, 03/17/23, (SOFR + 0.800%)(a)(b)	23,415	23,532,075
0.86%, 09/13/23, (3 mo. LIBOR US + 0.660%)(a)(b)	10,501	10,571,567
0.93%, 06/16/22, (3 mo. LIBOR US + 0.720%)(a)	11,882	11,909,329
Citigroup Inc.
0.71%, 05/01/25 (Call 05/01/24), (SOFR + 0.669%)(a)	24,300	24,408,621
0.74%, 01/25/26 (Call 01/25/25)(b)	10,668	10,694,457

Schedule of Investments (unaudited) (continued)	iShares® Floating Rate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
0.96%, 10/27/22 (Call 09/27/22),
(3 mo. LIBOR US + 0.690%)(a)(b)	$20,930	$20,992,162
1.19%, 06/01/24 (Call 06/01/23),
(3 mo. LIBOR US + 1.023%)(a)(b)	23,155	23,323,337
1.21%, 07/24/23 (Call 07/24/22),
(3 mo. LIBOR US + 0.950%)(a)(b)	18,338	18,393,197
1.22%, 04/25/22 (Call 03/25/22),
(3 mo. LIBOR US + 0.960%)(a)(b)	36,837	36,874,574
1.26%, 05/17/24 (Call 05/17/23),
(3 mo. LIBOR US + 1.100%)(a)(b)	45,050	45,513,114
1.46%, 07/01/26 (Call 07/01/25),
(3 mo. LIBOR US + 1.250%)(a)(b)	9,952	10,161,191
1.60%, 09/01/23 (Call 09/01/22),
(3 mo. LIBOR US + 1.430%)(a)	49,322	49,649,005
Commonwealth Bank of Australia
0.45%, 07/07/25, (SOFR + 0.400%)(a)(b)(c)	37,400	37,395,886
0.57%, 06/15/26, (SOFR + 520%)(a)(b)(c)	12,965	13,000,654
0.89%, 09/18/22, (3 mo. LIBOR US + 0.680%)(a)(b)(c)	9,573	9,607,367
0.90%, 03/10/22, (3 mo. LIBOR US + 0.700%)(a)(b)(c)	11,105	11,112,329
0.91%, 03/16/23, (3 mo. LIBOR US + 0.700%)(a)(b)(c)	2,179	2,192,597
1.00%, 06/04/24, (3 mo. LIBOR US + 0.820%)(a)(b)(c)	7,600	7,713,848
Cooperatieve Rabobank UA/NY
0.35%, 01/12/24, (SOFR + 0.300%)(a)	18,495	18,498,144
0.43%, 01/10/25(b)	26,165	26,174,681
0.71%, 01/10/23, (3 mo. LIBOR US + 0.480%)(a)(b)	6,740	6,759,074
Credit Agricole SA/London, 1.28%, 04/24/23,
(3 mo. LIBOR US + 1.020%)(a)(b)(c)	13,422	13,546,019
Credit Suisse AG/New York NY
0.04%, 02/02/24, (SOFR + 0.390%)(a)	5,395	5,392,950
0.43%, 08/09/23, (SOFR + 0.380%)(a)(b)	33,215	33,210,018
Credit Suisse Group AG
1.40%, 12/14/23 (Call 12/14/22),
(3 mo. LIBOR US + 1.200%)(a)(b)(c)	23,120	23,282,996
1.44%, 06/12/24 (Call 06/12/23),
(3 mo. LIBOR US + 1.240%)(a)(b)(c)	27,678	27,958,101
Danske Bank A/S, 1.26%, 09/12/23,
(3 mo. LIBOR US + 1.060%)(a)(b)(c)	5,544	5,586,190
DBS Group Holdings Ltd., 0.88%, 07/25/22,
(3 mo. LIBOR US + 0.620%)(a)(b)(c)	4,270	4,278,711
Deutsche Bank AG/New York NY
1.35%, 11/16/22, (3 mo. LIBOR US + 1.190%)(a)(b)	12,791	12,856,618
1.41%, 02/27/23, (3 mo. LIBOR US + 1.230%)(a)	10,355	10,418,683
Series E, 0.04%, 11/08/23, (SOFR + 0.500%)(a)	15,630	15,619,840
DNB Bank ASA, 0.79%, 12/02/22,
(3 mo. LIBOR US + 0.620%)(a)(b)(c)	9,910	9,950,433
Federation des Caisses Desjardins du Quebec, 0.48%,
05/21/24, (SOFR + 0.430%)(a)(b)(c)	1,125	1,125,540
Goldman Sachs Group Inc. (The)
0.04%, 11/17/23 (Call 11/17/22), (SOFR + 0.540%)(a)	7,384	7,386,954
0.48%, 03/08/23 (Call 03/08/22), (SOFR + 0.430%)(a)(b)	13,098	13,095,380
0.54%, 10/21/24 (Call 10/21/23), (SOFR + 0.490%)(a)	20,750	20,683,392
0.55%, 09/10/24 (Call 09/10/23), (SOFR + 0.500%)(a)	10,790	10,760,543
0.63%, 03/08/24 (Call 03/08/23), (SOFR + 0.580%)(a)	20,027	20,011,779
0.67%, 12/06/23 (Call 12/06/22), (SOFR + 0.620%)(a)(b)	19,905	19,913,360
0.84%, 12/09/26 (Call 12/09/25)(a)	450	450,081
0.91%, 02/23/23, (3 mo. LIBOR US + 0.750%)(a)	76,064	76,405,527
1.17%, 06/05/23 (Call 06/05/22),
(3 mo. LIBOR US + 1.050%)(a)(b)	21,639	21,690,068
1.26%, 07/24/23 (Call 07/24/22),
(3 mo. LIBOR US + 1.000%)(a)	22,479	22,541,492
	Par
Security	(000)	Value

Banks (continued)
1.78%, 11/29/23, (3 mo. LIBOR US + 1.600%)(a)	$48,836	$49,869,370
Series ., 1.33%, 05/15/26 (Call 05/15/25),
(3 mo. LIBOR US + 1.170%)(a)(b)	35,810	36,411,250
GOLDMAN SACHS GROUP Inc. SR UNSECURED 01/25
VAR, 1.00%, 01/24/25 (Call 01/24/24)	7,865	7,868,618
Hana Bank, 0.91%, 10/02/22,
(3 mo. LIBOR US + 0.700%)(a)(d)	4,900	4,911,466
HSBC Holdings PLC
1.16%, 05/18/24 (Call 05/18/23),
(3 mo. LIBOR US + 1.000%)(a)(b)	55,065	55,549,572
1.43%, 03/11/25 (Call 03/11/24),
(3 mo. LIBOR US + 1.230%)(a)(b)	13,403	13,616,912
1.58%, 09/12/26 (Call 09/12/25),
(3 mo. LIBOR US + 0.380%)(a)(b)	225	231,093
Series ., 0.63%, 11/22/24 (Call 11/22/23),
(SOFR + 0.580%)(a)(b)	31,005	31,027,324
ING Groep NV
1.21%, 10/02/23, (3 mo. LIBOR US + 1.000%)(a)(b)	6,446	6,525,544
1.37%, 03/29/22, (3 mo. LIBOR US + 1.150%)(a)	22,421	22,456,425
JPMorgan Chase & Co.
0.04%, 03/16/24 (Call 03/16/23), (SOFR + 0.580%)(a)(b)	15,743	15,776,533
0.59%, 06/01/25 (Call 06/01/24), (SOFR + 0.535%)(a)(b)	21,494	21,497,009
0.65%, 12/10/25 (Call 12/10/24), (SOFR + 0.600%)(a)(b)	13,750	13,751,788
0.99%, 04/23/24 (Call 04/23/23),
(3 mo. LIBOR US + 0.730%)(a)(b)	20,560	20,657,043
1.08%, 01/10/25 (Call 01/10/24),
(3 mo. LIBOR US + 0.850%)(a)(b)	7,217	7,273,437
1.15%, 07/23/24 (Call 07/23/23),
(3 mo. LIBOR US + 0.890%)(a)	26,036	26,249,235
1.16%, 04/25/23 (Call 04/25/22),
(3 mo. LIBOR US + 0.900%)(a)(b)	34,405	34,457,984
1.49%, 10/24/23 (Call 10/24/22),
(3 mo. LIBOR US + 1.230%)(a)(b)	56,617	57,020,113
Series FRN, 0.63%, 06/23/25 (Call 06/23/24),
(SOFR + 0.580%)(a)(b)	18,785	18,799,277
KeyBank NA/Cleveland OH, 0.79%, 02/01/22,
(3 mo. LIBOR US + 0.660%)(a)	11,395	11,395,000
KfW, 1.05%, 02/12/24, (SOFR + 1.000%)(a)	13,625	13,878,834
Korea Development Bank (The), 0.94%, 07/06/22,
(3 mo. LIBOR US + 0.725%)(a)	11,053	11,080,633
Macquarie Bank Ltd., 0.35%, 04/06/23,
(SOFR + 0.300%)(a)(c)	640	639,450
Macquarie Group Ltd.
0.76%, 10/14/25 (Call 10/14/24),
(SOFR + 0.710%)(a)(b)(c)	9,700	9,709,215
1.20%, 11/28/23 (Call 11/28/22),
(3 mo. LIBOR US + 1.020%)(a)(b)(c)	15,686	15,766,940
1.57%, 03/27/24 (Call 03/27/23),
(3 mo. LIBOR US + 1.350%)(a)(c)	14,447	14,591,326
Mitsubishi UFJ Financial Group Inc.
0.89%, 03/07/22, (3 mo. LIBOR US + 0.700%)(a)	10,841	10,846,746
0.91%, 03/02/23, (3 mo. LIBOR US + 0.740%)(a)(b)	16,673	16,757,699
1.05%, 07/25/22, (3 mo. LIBOR US + 0.790%)(a)	30,485	30,572,797
1.13%, 07/26/23, (3 mo. LIBOR US + 0.860%)(a)(b)	48,874	49,286,497
Mizuho Financial Group Inc.
0.80%, 09/08/24 (Call 09/08/23),
(3 mo. LIBOR US + 0.610%)(a)	816	817,648
0.81%, 05/25/24 (Call 05/25/23),
(3 mo. LIBOR US + 0.630%)(a)(b)	33,475	33,573,416
0.97%, 03/05/23, (3 mo. LIBOR US + 0.790%)(a)(b)	19,915	20,025,329

Schedule of Investments (unaudited) (continued)	iShares® Floating Rate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
1.05%, 09/13/23 (Call 09/13/22),
(3 mo. LIBOR US + 0.850%)(a)(b)	$15,875	$15,924,689
1.08%, 09/11/22, (3 mo. LIBOR US + 0.880%)(a)	34,045	34,184,584
1.08%, 07/16/23 (Call 07/16/22),
(3 mo. LIBOR US + 0.840%)(a)(b)	16,250	16,288,350
1.20%, 09/11/24 (Call 09/11/23),
(3 mo. LIBOR US + 1.000%)(a)(b)	13,950	14,074,294
1.23%, 07/10/24 (Call 07/10/23),
(3 mo. LIBOR US + 0.990%)(a)	15,800	15,927,980
Morgan Stanley
0.04%, 01/24/25 (Call 01/24/24)	20,750	20,795,027
1.36%, 05/08/24 (Call 05/08/23),
(3 mo. LIBOR US + 1.220%)(a)(b)	41,812	42,305,800
1.66%, 10/24/23 (Call 10/24/22),
(3 mo. LIBOR US + 1.400%)(a)	61,071	61,558,957
MUFG Union Bank N.A.
0.76%, 12/09/22 (Call 11/09/22), (SOFR + 0.710%)(a)	1,350	1,356,912
0.79%, 03/07/22 (Call 02/07/22),
(3 mo. LIBOR US + 0.600%)(a)(b)	7,445	7,445,223
National Australia Bank Ltd.
0.43%, 01/12/25(c)	16,550	16,558,440
0.61%, 12/13/22, (3 mo. LIBOR US + 0.410%)(a)(b)(c)	24,685	24,750,415
0.70%, 01/12/27(b)(c)	15,705	15,765,307
0.84%, 04/12/23, (3 mo. LIBOR US + 0.600%)(a)(b)(c)	11,845	11,911,214
0.88%, 05/22/22, (3 mo. LIBOR US + 0.720%)(a)(c)	14,175	14,202,216
National Bank of Canada
0.35%, 05/16/23 (Call 05/16/22), (SOFR + 0.300%)(a)	2,487	2,484,787
0.54%, 08/06/24, (SOFR + 0.490%)(a)(b)	25,455	25,448,636
Natwest Group PLC
1.63%, 05/15/23 (Call 05/15/22),
(3 mo. LIBOR US + 1.470%)(a)(b)	47,294	47,442,030
1.77%, 06/25/24 (Call 06/25/23),
(3 mo. LIBOR US + 1.550%)(a)(b)	25,993	26,387,834
NatWest Markets PLC
0.58%, 08/12/24, (SOFR + 0.530%)(a)(c)	9,140	9,147,769
0.81%, 09/29/26, (SOFR + 0.760%)(a)(b)(c)	11,150	11,197,834
1.71%, 09/29/22, (SOFR + 1.662%)(a)(b)(c)	8,255	8,252,854
PNC Bank N.A.
0.49%, 02/24/23 (Call 02/24/22),
(3 mo. LIBOR US + 0.325%)(a)(b)	23,112	23,069,936
0.77%, 07/27/22, (3 mo. LIBOR US + 0.500%)(a)	5,425	5,433,572
Royal Bank of Canada
0.35%, 01/19/24, (SOFR + 0.300%)(a)	14,740	14,721,722
0.39%, 10/07/24, (SOFR + 0.340%)(a)(b)	12,440	12,409,771
0.41%, 07/29/24, (SOFR + 0.360%)(a)(b)	20,565	20,547,725
0.45%, 08/05/22, (SOFR + 0.400%)(a)(b)	3,250	3,253,933
0.49%, 10/26/23, (SOFR + 0.450%)(a)	29,929	30,027,766
0.58%, 01/20/26, (SOFR + 0.525%)(a)(b)	7,898	7,878,887
0.60%, 01/17/23, (3 mo. LIBOR US + 0.360%)(a)(b)	22,145	22,175,782
0.62%, 04/27/26, (SOFR + 0.570%)(a)(b)	13,602	13,552,081
0.64%, 11/02/26, (SOFR + 0.590%)(a)(b)	6,100	6,083,103
0.77%, 04/29/22, (3 mo. LIBOR US + 0.470%)(a)	10,426	10,434,341
0.86%, 02/01/22, (3 mo. LIBOR US + 0.730%)(a)	8,597	8,597,000
0.87%, 10/05/23, (3 mo. LIBOR US + 0.660%)(a)	12,230	12,323,560
1.75%, 01/21/27	10,000	9,999,900
Shinhan Bank Co. Ltd., 1.96%, 04/24/25,
(3 mo. LIBOR US + 1.700%)(a)(d)	13,000	13,514,150
Skandinaviska Enskilda Banken AB
0.49%, 09/01/23, (3 mo. LIBOR US + 0.320%)(a)(b)(c)	16,079	16,098,938
0.85%, 12/12/22, (3 mo. LIBOR US + 0.645%)(a)(b)(c)	4,710	4,730,489
	Par
Security	(000)	Value

Banks (continued)
Societe Generale SA, 1.10%, 01/21/26 (Call 01/21/25)(b)	$25,437	$25,527,810
Standard Chartered PLC
0.98%, 11/23/25 (Call 11/23/24),
(SOFR + 0.930%)(a)(b)(c)	13,070	13,094,310
1.30%, 10/14/23 (Call 10/14/22), (SOFR + 1.250%)(a)(c)	8,725	8,768,102
Sumitomo Mitsui Financial Group Inc.
0.93%, 01/14/27	14,500	14,600,485
0.98%, 10/18/22, (3 mo. LIBOR US + 0.740%)(a)	18,882	18,958,472
0.98%, 01/17/23, (3 mo. LIBOR US + 0.740%)(a)(b)	10,563	10,618,033
1.02%, 07/12/22, (3 mo. LIBOR US + 0.780%)(a)(b)	16,511	16,555,249
1.04%, 10/16/23, (3 mo. LIBOR US + 0.800%)(a)(b)	18,470	18,623,116
1.11%, 07/19/23, (3 mo. LIBOR US + 0.860%)(a)(b)	15,059	15,190,616
Sumitomo Mitsui Trust Bank Ltd., 0.05%, 09/16/24,
(SOFR + 0.440%)(a)(b)(c)	16,400	16,375,564
Swedbank AB, 0.90%, 03/14/22,
(3 mo. LIBOR US + 0.700%)(a)(b)(c)	9,086	9,092,996
Toronto Dominion Bank, 0.46%, 01/10/25(b)	16,000	16,005,760
Toronto-Dominion Bank (The)
0.27%, 06/02/23, (SOFR + 0.220%)(a)(b)	13,575	13,560,339
0.29%, 01/06/23, (SOFR + 0.240%)(a)(b)	17,018	17,016,128
0.40%, 09/10/24, (SOFR + 0.350%)(a)(b)	28,785	28,755,351
0.41%, 03/04/24, (SOFR + 0.355%)(a)(b)	25,915	25,900,747
0.50%, 09/28/23, (SOFR + 0.450%)(a)	8,996	9,019,120
0.52%, 01/27/23, (SOFR + 0.480%)(a)(b)	22,529	22,579,916
0.64%, 09/10/26, (SOFR + 0.590%)(a)(b)	5,428	5,426,914
0.70%, 12/01/22, (3 mo. LIBOR US + 0.530%)(a)(b)	6,730	6,752,613
0.89%, 07/19/23, (3 mo. LIBOR US + 0.640%)(a)(b)	9,146	9,206,547
Truist Bank
0.04%, 01/17/24 (Call 01/17/23), (SOFR + 0.200%)(a)	17,275	17,235,440
0.75%, 05/17/22 (Call 04/17/22),
(3 mo. LIBOR US + 0.590%)(a)(b)	8,481	8,490,329
0.78%, 03/09/23 (Call 02/09/23), (SOFR + 0.730%)(a)	3,807	3,824,664
Truist Financial Corp.
0.45%, 06/09/25 (Call 06/09/24), (SOFR + 0.400%)(a)(b)	32,655	32,552,137
0.86%, 04/01/22 (Call 03/01/22),
(3 mo. LIBOR US + 0.650%)(a)	9,936	9,940,471
U.S. Bank NA/Cincinnati OH
0.60%, 05/23/22 (Call 04/23/22),
(3 mo. LIBOR US + 0.440%)(a)	21,515	21,528,770
0.60%, 12/09/22 (Call 11/09/22),
(3 mo. LIBOR US + 0.400%)(a)(b)	5,322	5,331,952
UBS AG London, 0.53%, 01/13/25 (Call 12/13/24)(b)	24,170	24,140,996
UBS AG/London
0.04%, 06/01/23, (SOFR + 0.320%)(a)(b)(c)	26,200	26,198,428
0.04%, 02/09/24, (SOFR + 0.360%)(a)(c)	32,260	32,200,964
0.04%, 08/09/24, (SOFR + 0.450%)(a)(b)(c)	27,450	27,422,001
UBS Group AG
1.11%, 08/15/23 (Call 08/15/22),
(3 mo. LIBOR US + 0.950%)(a)(b)(c)	30,280	30,396,275
1.38%, 05/23/23 (Call 05/23/22),
(3 mo. LIBOR US + 1.220%)(a)(b)(c)	27,132	27,214,481
1.66%, 02/01/22, (3 mo. LIBOR US + 1.530%)(a)(b)(c)	10,637	10,637,000
Wells Fargo & Co., 1.53%, 10/31/23 (Call 10/31/22),
(3 mo. LIBOR US + 1.230%)(a)	46,052	46,380,811
Westpac Banking Corp.
0.04%, 11/18/24, (SOFR + 0.300%)(a)(b)	17,475	17,458,573
0.57%, 06/03/26, (SOFR + 0.520%)(a)(b)	15,945	15,952,972
0.63%, 01/13/23, (3 mo. LIBOR US + 0.390%)(a)(b)	18,053	18,101,021
0.81%, 01/11/23, (3 mo. LIBOR US + 0.570%)(a)(b)	10,230	10,270,102
0.88%, 05/15/23, (3 mo. LIBOR US + 0.720%)(a)(b)	24,886	25,071,152

Schedule of Investments (unaudited) (continued)	iShares® Floating Rate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
0.93%, 06/28/22, (3 mo. LIBOR US + 0.710%)(a)	$10,314	$10,339,579
0.95%, 02/26/24, (3 mo. LIBOR US + 0.770%)(a)(b)	13,869	14,026,829
		3,783,861,636
Beverages — 0.1%
PepsiCo Inc., 0.50%, 05/02/22,
(3 mo. LIBOR US + 0.365%)(a)(b)	8,738	8,743,942
Chemicals — 0.1%
DuPont de Nemours Inc., 1.27%, 11/15/23,
(3 mo. LIBOR US + 1.110%)(a)(b)	7,045	7,133,908
Computers — 0.3%
Apple Inc., 0.50%, 05/11/22,
(3 mo. LIBOR US + 0.350%)(a)(b)	26,321	26,343,373
Diversified Financial Services — 2.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
0.73%, 09/29/23, (SOFR + 0.680%)(a)	30,712	30,724,899
AIG Global Funding, 0.43%, 12/15/23,
(SOFR + 0.380%)(a)(c)	2,000	1,996,140
American Express Co.
0.04%, 11/03/23, (SOFR + 0.230%)(a)(b)	14,325	14,307,237
0.70%, 11/04/26 (Call 10/04/26), (SOFR + 0.650%)(a)(b)	5,327	5,339,998
0.74%, 08/01/22 (Call 07/01/22),
(3 mo. LIBOR US + 0.610%)(a)(b)	8,025	8,037,278
0.78%, 05/20/22 (Call 04/19/22),
(3 mo. LIBOR US + 0.620%)(a)	21,276	21,295,574
0.83%, 02/27/23 (Call 01/27/23),
(3 mo. LIBOR US + 0.650%)(a)(b)	13,264	13,320,372
0.89%, 08/03/23 (Call 07/03/23),
(3 mo. LIBOR US + 0.750%)(a)(b)	13,435	13,531,732
BOC Aviation Ltd., 1.34%, 09/26/23 (Call 08/27/23),
(3 mo. LIBOR US + 1.125%)(a)(b)(d)	11,515	11,547,587
Capital One Financial Corp.
0.74%, 12/06/24 (Call 12/06/23), (SOFR + 0.690%)(a)	8,045	8,040,173
1.02%, 01/30/23 (Call 12/30/22),
(3 mo. LIBOR US + 0.720%)(a)(b)	10,910	10,932,365
1.15%, 03/09/22 (Call 02/09/22),
(3 mo. LIBOR US + 0.950%)(a)	12,595	12,598,149
Charles Schwab Corp. (The)
0.54%, 03/18/24 (Call 02/18/24), (SOFR + 0.500%)(a)	25,890	25,928,835
0.57%, 05/13/26 (Call 04/13/26), (SOFR + 0.520%)(a)	13,852	13,859,065
		191,459,404
Electric — 3.6%
American Electric Power Co. Inc., Series A, 0.61%,
11/01/23 (Call 03/03/22),
(3 mo. LIBOR US + 0.480%)(a)	6,380	6,381,085
CenterPoint Energy Inc., 0.70%, 05/13/24 (Call 05/13/22),
(SOFR + 0.650%)(a)(b)	9,961	9,961,100
Cleco Power LLC, 0.70%, 06/15/23 (Call 03/15/22),
(3 mo. LIBOR US + 0.500%)(a)(c)	4,710	4,704,489
Dominion Energy Inc., Series D, 0.73%, 09/15/23
(Call 02/22/22), (3 mo. LIBOR US + 0.530%)(a)	26,956	26,956,270
Duke Energy Corp.
0.04%, 06/10/23, (SOFR + 0.250%)(a)	8,542	8,526,368
0.85%, 03/11/22, (3 mo. LIBOR US + 0.650%)(a)	6,589	6,592,031
Eversource Energy, 0.04%, 08/15/23,
(SOFR + 0.250%)(a)(b)	6,075	6,068,560
Florida Power & Light Co.
0.04%, 05/10/23 (Call 03/03/22), (SOFR + 0.250%)(a)(b)	23,503	23,492,894
	Par
Security	(000)	Value

Electric (continued)
0.04%, 01/12/24 (Call 07/12/22)	$18,671	$18,675,854
National Rural Utilities Cooperative Finance Corp, 1.00%,
08/07/23	4,500	4,500,000
National Rural Utilities Cooperative Finance Corp.,
Series D, 0.38%, 10/18/24, (SOFR + 0.330%)(a)	10,410	10,395,322
NextEra Energy Capital Holdings Inc.
0.04%, 03/01/23, (SOFR + 0.540%)(a)	14,322	14,341,478
0.04%, 11/03/23 (Call 05/03/22), (SOFR + 0.400%)(a)(b)	6,412	6,413,154
0.43%, 02/22/23 (Call 03/03/22),
(3 mo. LIBOR US + 0.270%)(a)	41,390	41,374,272
Pacific Gas and Electric Co., 1.69%, 06/16/22
(Call 03/03/22), (3 mo. LIBOR US + 1.480%)(a)(b)	17,225	17,217,421
PPL Electric Utilities Corp., 0.05%, 06/24/24
(Call 06/24/22), (SOFR + 0.330%)(a)	5,875	5,865,248
Southern California Edison Co.
0.69%, 04/03/23, (SOFR + 0.640%)(a)	1,792	1,796,892
0.88%, 04/01/24 (Call 04/01/23), (SOFR + 0.830%)(a)(b)	12,793	12,836,112
Series F, 0.40%, 06/13/22, (SOFR + 0.350%)(a)	18,750	18,749,625
Southern Co. (The), Series 2021, 0.42%, 05/10/23
(Call 05/10/22), (SOFR + 0.370%)(a)	30,750	30,723,247
		275,571,422
Electronics — 0.2%
Honeywell International Inc., 0.51%, 08/08/22,
(3 mo. LIBOR US + 0.370%)(a)(b)	14,589	14,606,069

Food — 0.1%
General Mills Inc., 1.25%, 10/17/23,
(3 mo. LIBOR US + 1.010%)(a)(b)	9,858	9,960,917

Gas — 0.3%
Atmos Energy Corp., 0.58%, 03/09/23 (Call 03/03/22),
(3 mo. LIBOR US + 0.380%)(a)(b)	2,780	2,780,111
CenterPoint Energy Resources Corp., 0.67%, 03/02/23
(Call 03/03/22), (3 mo. LIBOR US + 0.500%)(a)	1,007	1,006,859
ONE Gas Inc., 0.81%, 03/11/23 (Call 03/03/22),
(3 mo. LIBOR US + 0.610%)(a)	1,037	1,038,099
Southern California Gas Co., 0.55%, 09/14/23
(Call 03/03/22), (3 mo. LIBOR US + 0.350%)(a)(b)	13,632	13,622,731
Spire Missouri Inc., 0.55%, 12/02/24 (Call 06/02/22)(a)	500	499,900
		18,947,700
Health Care - Products — 0.9%
Baxter International Inc.
0.31%, 12/01/23, (SOFR + 0.260%)(a)(c)	31,600	31,516,892
0.49%, 11/29/24, (SOFR + 0.440%)(a)(c)	10,195	10,167,269
Thermo Fisher Scientific Inc.
0.04%, 10/18/24 (Call 10/18/22), (SOFR + 0.530%)(a)(b)	7,475	7,482,475
0.44%, 10/18/23 (Call 10/18/22), (SOFR + 0.390%)(a)(b)	16,795	16,809,612
		65,976,248
Health Care - Services — 0.1%
Roche Holdings Inc., 0.04%, 03/05/24,
(SOFR + 0.240%)(a)(b)(c)	8,752	8,748,412

Household Products & Wares — 0.2%
Reckitt Benckiser Treasury Services PLC, 0.78%,
06/24/22, (3 mo. LIBOR US + 0.560%)(a)(c)	17,965	17,992,486

Insurance — 5.5%
Athene Global Funding
0.61%, 08/19/24, (SOFR + 0.560%)(a)(c)	20,310	20,244,399
0.75%, 05/24/24, (SOFR + 0.700%)(a)(b)(c)	45,298	45,361,417
0.77%, 01/07/25(b)(c)	21,125	21,116,128

Schedule of Investments (unaudited) (continued)	iShares® Floating Rate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Insurance (continued)
1.44%, 07/01/22, (3 mo. LIBOR US + 1.230%)(a)(c)	$10,695	$10,739,705
Brighthouse Financial Global Funding
0.04%, 02/24/23, (SOFR + 0.310%)(a)(b)(c)	5,000	5,001,000
0.81%, 04/12/24, (SOFR + 0.760%)(a)(b)(c)	2,739	2,754,311
Equitable Financial Life Global Funding, 0.44%, 04/06/23,
(SOFR + 0.390%)(a)(b)(c)	1,829	1,828,854
GA Global Funding Trust, 0.55%, 09/13/24,
(SOFR + 0.500%)(a)(b)(c)	16,775	16,766,277
Jackson National Life Global Funding
0.64%, 01/06/23, (SOFR + 0.600%)(a)(b)(c)	21,123	21,179,187
0.95%, 06/27/22, (3 mo. LIBOR US + 0.730%)(a)(b)(c)	15,171	15,203,921
MassMutual Global Funding II
0.32%, 10/21/24, (SOFR + 0.270%)(a)(b)(c)	13,998	13,975,043
0.41%, 04/12/24, (SOFR + 0.360%)(a)(b)(c)	17,706	17,732,382
MET Tower Global Funding, 0.04%, 01/17/23,
(SOFR + 0.550%)(a)(c)	14,450	14,494,506
Metropolitan Life Global Funding I
0.35%, 09/27/24, (SOFR + 0.300%)(a)(b)(c)	12,235	12,196,093
0.37%, 01/07/24, (SOFR + 0.320%)(a)(b)(c)	17,305	17,293,233
0.44%, 09/08/22, (SOFR + 0.350%)(a)(c)	3,872	3,875,291
0.62%, 01/13/23, (SOFR + 0.570%)(a)(b)(c)	26,335	26,417,955
New York Life Global Funding
0.24%, 06/30/23, (SOFR + 0.190%)(a)(c)	900	899,595
0.27%, 02/02/23, (SOFR + 0.220%)(a)(b)(c)	20,394	20,391,553
0.36%, 04/26/24, (SOFR + 0.310%)(a)(b)(c)	11,155	11,159,350
0.38%, 01/14/25(b)	26,835	26,835,537
0.41%, 10/21/23, (SOFR + 0.360%)(a)(b)(c)	4,360	4,367,848
0.51%, 01/10/23, (3 mo. LIBOR US + 0.280%)(a)(b)(c)	18,881	18,897,615
0.53%, 06/09/26, (SOFR + 0.480%)(a)(b)(c)	10,795	10,825,550
0.68%, 07/12/22, (3 mo. LIBOR US + 0.440%)(a)(b)(c)	12,884	12,902,038
0.72%, 06/10/22, (3 mo. LIBOR US + 0.520%)(a)(c)	13,790	13,810,409
Northwestern Mutual Global Funding, 0.38%, 03/25/24,
(SOFR + 0.330%)(a)(b)(c)	4,776	4,774,519
Pacific Life Global Funding II, 0.67%, 06/04/26,
(SOFR + 0.620%)(a)(c)	970	973,676
Principal Life Global Funding II
0.04%, 08/23/24, (SOFR + 0.380%)(a)(b)(c)	12,335	12,315,511
0.50%, 04/12/24, (SOFR + 0.450%)(a)(b)(c)	9,528	9,556,203
		413,889,106
Internet — 0.5%
eBay Inc., 1.17%, 01/30/23,
(3 mo. LIBOR US + 0.870%)(a)(b)	15,622	15,713,701
Tencent Holdings Ltd.
0.85%, 01/19/23, (3 mo. LIBOR US + 0.605%)(a)(b)(d)	1,580	1,578,862
1.15%, 04/11/24, (3 mo. LIBOR US + 0.910%)(a)(b)(d)	17,423	17,477,360
		34,769,923
Lodging — 0.0%
Hyatt Hotels Corp., 1.10%, 10/01/23 (Call 10/01/22),
(SOFR + 1.050%)(a)(b)	3,400	3,407,004
Machinery — 1.8%
Caterpillar Financial Services Corp.
0.04%, 05/17/24, (SOFR + 0.245%)(a)	16,515	16,523,092
0.04%, 09/13/24, (SOFR + 0.270%)(a)(b)	30,021	30,033,609
0.20%, 11/17/22, (SOFR + 0.150%)(a)(b)	17,097	17,100,419
0.89%, 05/13/22, (3 mo. LIBOR US + 0.735%)(a)(b)	12,630	12,652,481
John Deere Capital Corp.
0.04%, 07/10/23, (SOFR + 0.120%)(a)(b)	14,350	14,342,251
0.04%, 10/11/24, (SOFR + 0.200%)(a)	16,445	16,410,137
0.67%, 09/08/22, (3 mo. LIBOR US + 0.480%)(a)(b)	11,401	11,423,916
	Par
Security	(000)	Value

Machinery (continued)
0.69%, 06/13/22, (3 mo. LIBOR US + 0.490%)(a)(b)	$2,614	$2,617,712
0.74%, 06/07/23, (3 mo. LIBOR US + 0.550%)(a)(b)	12,633	12,695,660
		133,799,277
Machinery- Construction & Mining — 0.3%
Caterpillar Financial Services Corp., 0.22%, 01/10/24(c)	23,580	23,574,577
Manufacturing — 0.4%
3M Co., 0.46%, 02/14/24,
(3 mo. LIBOR US + 0.300%)(a)(b)	5,832	5,838,124
General Electric Co., 0.52%, 05/05/26,
(3 mo. LIBOR US + 0.380%)(a)(b)	9,268	9,144,458
Siemens Financieringsmaatschappij NV, 0.82%, 03/16/22,
(3 mo. LIBOR US + 0.610%)(a)(b)(c)	17,842	17,853,240
		32,835,822
Media — 1.0%
Charter Communications Operating LLC/Charter
Communications Operating Capital, 1.97%, 02/01/24
(Call 01/01/24), (3 mo. LIBOR US + 1.650%)(a)	22,979	23,487,066
Comcast Corp., 0.87%, 04/15/24,
(3 mo. LIBOR US + 0.630%)(a)	15,302	15,436,657
TWDC Enterprises 18 Corp., 0.51%, 03/04/22,
(3 mo. LIBOR US + 0.390%)(a)	26,725	26,733,285
Walt Disney Co. (The), 0.56%, 09/01/22,
(3 mo. LIBOR US + 0.390%)(a)(b)	9,181	9,196,424
		74,853,432
Multi-National — 0.8%
Asian Development Bank, 1.05%, 08/27/26,
(SOFR + 1.000%)(a)	28,435	29,491,645
Inter-American Development Bank, 0.22%, 09/16/26,
(SOFR + 0.170%)(a)	9,877	9,876,012
International Bank for Reconstruction & Development,
0.22%, 06/15/26	17,700	17,705,841
		57,073,498
Oil & Gas — 1.5%
Chevron Corp.
0.60%, 03/03/22, (3 mo. LIBOR US + 0.480%)(a)(b)	6,687	6,689,207
0.65%, 03/03/22, (3 mo. LIBOR US + 0.530%)(a)	11,965	11,970,145
1.05%, 05/11/23, (3 mo. LIBOR US + 0.900%)(a)(b)	20,545	20,743,465
Chevron USA Inc.
0.26%, 08/12/22, (3 mo. LIBOR US + 0.110%)(a)	4,390	4,390,395
0.35%, 08/11/23, (3 mo. LIBOR US + 0.200%)(a)(b)	18,160	18,161,998
ConocoPhillips Co., 1.06%, 05/15/22,
(3 mo. LIBOR US + 0.900%)(a)(b)	11,017	11,035,508
Exxon Mobil Corp.
0.49%, 03/06/22, (3 mo. LIBOR US + 0.370%)(a)	11,407	11,410,650
0.49%, 08/16/22, (3 mo. LIBOR US + 0.330%)(a)	11,805	11,821,763
Shell International Finance BV, 0.56%, 11/13/23,
(3 mo. LIBOR US + 0.400%)(a)(b)	14,799	14,865,595
		111,088,726
Pharmaceuticals — 1.6%
AbbVie Inc., 0.81%, 11/21/22,
(3 mo. LIBOR US + 0.650%)(a)(b)	22,654	22,748,014
AstraZeneca PLC, 0.82%, 08/17/23,
(3 mo. LIBOR US + 0.665%)(a)(b)	9,311	9,372,452
Bayer U.S. Finance II LLC, 1.21%, 12/15/23
(Call 11/15/23), (3 mo. LIBOR US + 1.010%)(a)(b)(c)	30,925	31,203,016
Becton Dickinson and Co., 1.15%, 06/06/22,
(3 mo. LIBOR US + 1.030%)(a)(b)	15,755	15,795,490

Schedule of Investments (unaudited) (continued)	iShares® Floating Rate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pharmaceuticals (continued)
Bristol-Myers Squibb Co., 0.54%, 05/16/22,
(3 mo. LIBOR US + 0.380%)(a)	$9,144	$9,150,401
Cigna Corp., 1.13%, 07/15/23 (Call 06/15/23),
(3 mo. LIBOR US + 0.890%)(a)(b)	23,476	23,704,891
Pfizer Inc., 0.53%, 09/15/23,
(3 mo. LIBOR US + 0.330%)(a)	5,234	5,245,201
		117,219,465
Pipelines — 0.2%
Enbridge Inc., 0.04%, 02/17/23, (SOFR + 0.400%)(a)	17,437	17,423,225
Real Estate Investment Trusts — 0.5%
Public Storage, 0.50%, 04/23/24 (Call 04/23/22),
(SOFR + 0.470%)(a)(b)	17,335	17,334,653
Simon Property Group LP, 0.48%, 01/11/24
(Call 01/11/23)(b)(c)	19,310	19,324,869
		36,659,522
Retail — 0.0%
Home Depot Inc. (The), 0.48%, 03/01/22,
(3 mo. LIBOR US + 0.310%)(a)(b)	2,470	2,470,445
Semiconductors — 0.6%
Analog Devices Inc., 0.04%, 10/01/24,
(SOFR + 0.250%)(a)(b)	13,405	13,407,681
Intel Corp., 0.50%, 05/11/22,
(3 mo. LIBOR US + 0.350%)(a)(b)	17,437	17,447,462
QUALCOMM Inc., 1.03%, 01/30/23,
(3 mo. LIBOR US + 0.730%)(a)	18,101	18,209,606
		49,064,749
Telecommunications — 3.0%
AT&T Inc.
0.68%, 03/25/24 (Call 03/25/22), (SOFR + 0.640%)(a)	15,578	15,576,131
1.38%, 06/12/24, (3 mo. LIBOR US + 1.180%)(a)	42,762	43,553,525
Rogers Communications Inc., 0.81%, 03/22/22,
(3 mo. LIBOR US + 0.600%)(a)	13,753	13,761,939
Verizon Communications Inc.
0.04%, 03/22/24, (SOFR + 0.500%)(a)	17,259	17,305,082
0.84%, 03/20/26, (SOFR + 0.790%)(a)	32,729	32,953,848
1.21%, 03/16/22, (3 mo. LIBOR US + 1.000%)(a)	45,905	45,953,200
1.26%, 05/15/25 (Call 03/15/25),
(3 mo. LIBOR US + 1.100%)(a)(b)	41,048	41,863,624
Vodafone Group PLC, 1.23%, 01/16/24,
(3 mo. LIBOR US + 0.990%)(a)(b)	12,715	12,866,054
		223,833,403
Transportation — 0.4%
United Parcel Service Inc.
0.54%, 05/16/22, (3 mo. LIBOR US + 0.380%)(a)(b)	16,189	16,199,847
0.66%, 04/01/23, (3 mo. LIBOR US + 0.450%)(a)(b)	12,133	12,165,152
		28,364,999
Total Corporate Bonds & Notes — 81.6%
(Cost: $6,162,349,062)		6,167,695,577

Foreign Government Obligations(e)

Canada — 0.2%
CPPIB Capital Inc., 1.30%, 03/11/26,
(SOFR + 1.250%)(a)(b)(c)	12,325	12,843,390
	Par/
	Shares
Security	(000)	Value

Norway — 0.0%
Kommunalbanken AS, 0.21%, 10/27/23,
(SOFR + 0.160%)(a)(c)	$4,294	$4,295,460

South Korea — 1.2%
Export-Import Bank of Korea
0.74%, 06/25/22, (3 mo. LIBOR US + 0.525%)(a)(b)	9,915	9,928,782
0.95%, 06/01/23, (3 mo. LIBOR US + 0.775%)(a)	17,110	17,238,154
1.06%, 11/01/22, (3 mo. LIBOR US + 0.925%)(a)	19,640	19,748,413
Industrial Bank of Korea, 0.71%, 10/23/22,
(3 mo. LIBOR US + 0.450%)(a)(d)	6,449	6,458,931
Korea Development Bank (The)
0.30%, 03/09/24, (SOFR + 0.250%)(a)	16,125	16,115,325
0.69%, 10/01/22, (3 mo. LIBOR US + 0.475%)(a)(b)	18,195	18,234,665
		87,724,270
Supranational — 11.1%
Asian Development Bank, 1.05%, 06/16/26,
(SOFR + 1.000%)(a)	10,025	10,389,208
European Bank for Reconstruction & Development
0.16%, 05/11/22, (3 mo. LIBOR US + 0.010%)(a)	41,356	41,356,414
0.24%, 04/14/26, (SOFR + 0.190%)(a)	40,845	40,868,690
0.30%, 03/13/23, (SOFR + 0.260%)(a)	14,105	14,130,812
0.31%, 08/19/22, (SOFR + 0.260%)(a)(b)	25,300	25,323,529
0.33%, 10/15/24, (SOFR + 0.280%)(a)(b)	53,315	53,543,188
European Investment Bank
0.29%, 01/30/23, (SOFR + 0.250%)(a)(c)	22,550	22,584,502
0.33%, 03/05/24, (SOFR + 0.280%)(a)(c)	37,200	37,338,012
0.34%, 06/10/22, (SOFR + 0.290%)(a)(c)	50,370	50,407,778
0.35%, 01/19/23, (3 mo. LIBOR US + 0.100%)(a)(b)(c)	22,297	22,319,297
1.05%, 01/21/26, (SOFR + 1.000%)(a)(b)(c)	48,560	50,186,274
Inter-American Development Bank
0.23%, 03/15/22, (3 mo. LIBOR US + 0.030%)(a)	36,577	36,580,658
0.25%, 02/10/26, (SOFR + 0.200%)(a)	50,789	50,855,026
0.30%, 09/16/22, (SOFR + 0.260%)(a)	36,764	36,805,176
0.30%, 02/04/25, (SOFR + 0.250%)(a)(b)	33,510	33,638,678
0.31%, 07/15/22, (3 mo. LIBOR US + 0.070%)(a)(b)	32,303	32,312,691
International Bank for Reconstruction & Development
0.18%, 01/13/23, (SOFR + 0.130%)(a)(b)	65,651	65,672,665
0.36%, 09/18/25, (SOFR + 0.310%)(a)	50,785	51,098,851
Series GDIF, 0.35%, 08/06/24, (SOFR + 0.300%)(a)(b)	40,970	41,175,669
Series GDIF, 0.44%, 06/17/24, (SOFR + 0.390%)(a)	29,550	29,754,486
International Finance Corp.
0.14%, 06/30/23, (SOFR + 0.090%)(a)	22,100	22,097,790
0.27%, 12/15/22, (3 mo. LIBOR US + 0.070%)(a)	42,512	42,536,657
Nordic Investment Bank, 1.05%, 05/12/26,
(SOFR + 1.000%)(a)	25,905	26,823,332
		837,799,383
Sweden — 0.4%
Svensk Exportkredit AB, 1.05%, 05/25/23,
(SOFR + 1.000%)(a)(b)	33,905	34,285,753

Total Foreign Government Obligations — 12.9%
(Cost: $976,764,902)		976,948,256

Short-Term Investments

Money Market Funds — 6.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(f)(g)(h)	176,708	176,760,909

Schedule of Investments (unaudited) (continued)	iShares® Floating Rate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Shares
Security	(000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(f)(g)	274,592	$274,592,000
		451,352,909

Total Short-Term Investments — 6.0%
(Cost: $451,305,885)		451,352,909

Total Investments in Securities — 100.5%
(Cost: $7,590,419,849)		7,595,996,742

Other Assets, Less Liabilities — (0.5)%		(36,502,035)

Net Assets — 100.0%		$7,559,494,707

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(e)	U.S. dollar denominated security issued by foreign domiciled entity.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$239,677,496	$—		$(62,886,788	)(a)	$(8,408)	$(21,391)	$176,760,909	176,708	$85,100	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	17,502,000	257,090,000	(a)	—		—	—	274,592,000	274,592	3,700		—
						$(8,408)	$(21,391)	$451,352,909		$88,800		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Floating Rate Bond ETF
January 31, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$6,167,695,577	$—	$6,167,695,577
Foreign Government Obligations	—	976,948,256	—	976,948,256
Money Market Funds	451,352,909	—	—	451,352,909
	$451,352,909	$7,144,643,833	$—	$7,595,996,742

Portfolio Abbreviations - Fixed Income

LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate